Basis of presentation and accounting policies (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Non-current assets	$ 3,312,536	$ 3,221,736
Current assets	532,742	579,478
Total assets	3,845,278	3,801,214
Non-current liabilities	2,172,030	2,272,050
Current liabilities	450,551	732,022
Total liabilities	2,622,581	3,004,072
Equity	1,222,697	797,142	$ 803,324	$ 834,101
Revenue	1,426,145	1,575,153	1,366,336
Gross profit	454,720	545,170	507,262
Operating income	298,974	369,149	331,813
Financial Results	(291,326)	(239,492)	(235,430)
Share of income in associates	(4,146)	(15,841)	(1,306)
Income tax expense	14,101	46,925	56,359
Net loss	(10,599)	66,891	29,240
Other comprehensive (loss) / income for the year	(248,585)	(25,135)	(44,637)
Total comprehensive loss for the year	(259,184)	41,756	(15,397)
Increase/(decrease) in cash
Provided by / (used in) operating activities	191,661	(49,422)	172,772
Used in investing activities	(59,185)	(45,162)	35,844
(Used in) / provided by financing activities	(65,680)	128,955	$ (159,379)
Inframerica Concessionaria do Aeroporto de Brasilia S.A. ("ICAB")
Disclosure of subsidiaries [line items]
Non-current assets	1,114,656	1,267,647
Current assets	38,807	48,747
Total assets	1,153,463	1,316,394
Non-current liabilities	1,036,857	1,060,174
Current liabilities	99,566	250,671
Total liabilities	1,136,423	1,310,845
Equity	17,040	5,549
Revenue	107,359	111,259
Gross profit	20,905	14,538
Operating income	4,188	(161)
Financial Results	(113,639)	(116,222)
Share of income in associates	0	0
Income tax expense	41,989	38,798
Net loss	(67,462)	(77,585)
Other comprehensive (loss) / income for the year	(10,552)	1,764
Total comprehensive loss for the year	(78,014)	(75,821)
Dividends paid	0	0
Increase/(decrease) in cash
Provided by / (used in) operating activities	42,185	(76,445)
Used in investing activities	(344)	(10,065)
(Used in) / provided by financing activities	$ (30,561)	$ 87,216